Warrants and founders' warrants - Warrants issued to investors narrative (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 30, 2020	Apr. 03, 2020	Jul. 10, 2015	Dec. 31, 2020
Warrant Disclosure [Line Items]
Granted		7,475,708	270,414	7,475,708
Exercise price per share	€ 0.27		€ 6.00
Subscription of warrants (BSA)			€ 162	€ 271
Warrant subscription (per share) price	€ 0.06
Warrant term	5 years		4 years	5 years
Proceeds from exercise of warrants				€ 862
CEO
Warrant Disclosure [Line Items]
Amount due to the company				630
Amount due to the company for subscription of warrants				177
Amount due to the company for exercise of warrants				€ 453
BSA Warrants Classified as Equity
Warrant Disclosure [Line Items]
Shares called per warrant				1
Total subscriptions				€ 449
Proceeds from exercise of warrants				€ 1,042